Fair Value Information - Schedule of Impact of Decrease in Discount for Lack of Marketability or Noncontrolling Interests (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Discount for lack of marketability 5% decrease	$ 320	$ 342
Noncontrolling interests discount 5% decrease	$ 47	$ 54